Insurance Liabilities - Policyholder contract deposit (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020
Policyholder Account Balance [Roll Forward]
Policyholder contract deposits account balance, beginning of year	$ 158,494	$ 152,809	$ 152,809	$ 148,924
Issuances	6,821	5,206	21,775	20,357
Deposits received	389	402	1,573	1,590
Policy charges	(771)	(735)	(3,036)	(3,005)
Surrenders and withdrawals	(5,666)	(3,471)	(15,042)	(15,037)
Benefit payments	(1,897)	(1,791)	(7,666)	(8,927)
Net transfers from (to) separate account	1,762	1,145	4,536	4,340
Interest credited	883	984	3,564	4,594
Other	(12)	(31)	(19)	(27)
Policyholder contract deposits account balance, end of period	160,003	154,518	158,494	152,809
Other reconciling items	(1,978)	(2,071)	(2,436)	(1,264)
Policyholder Contract Deposit	158,025	152,447	156,058	151,545	$ 148,421	$ 148,421
Cash surrender value	139,467	136,851	138,320	136,372
As Previously Reported
Policyholder Account Balance [Roll Forward]
Policyholder Contract Deposit			158,966	156,846	$ 154,892	154,892
Adjustment for the reclassification of the embedded derivative liability to market risk benefits, net of the host adjustment(s)
Policyholder Account Balance [Roll Forward]
Policyholder Contract Deposit						(6,471)
Individual Retirement
Policyholder Account Balance [Roll Forward]
Policyholder contract deposits account balance, beginning of year	89,554	84,097	84,097	80,012
Issuances	4,863	3,896	15,175	13,760
Deposits received	1	3	11	14
Policy charges	(244)	(185)	(870)	(781)
Surrenders and withdrawals	(3,171)	(1,994)	(8,921)	(8,863)
Benefit payments	(1,036)	(1,017)	(3,798)	(4,031)
Net transfers from (to) separate account	728	529	2,248	1,531
Interest credited	377	500	1,608	2,444
Other	(2)	2	4	11
Policyholder contract deposits account balance, end of period	91,070	85,831	89,554	84,097
Other reconciling items	(1,889)	(1,859)	(2,136)	(1,289)
Policyholder Contract Deposit	$ 89,181	$ 83,972	$ 87,418	$ 82,808		79,203
Weighted average crediting rate	2.52%	2.36%	2.43%	2.42%
Cash surrender value	$ 84,906	$ 80,438	$ 83,278	$ 79,787
Individual Retirement | As Previously Reported
Policyholder Account Balance [Roll Forward]
Policyholder Contract Deposit						85,097
Individual Retirement | Adjustment for the reclassification of the embedded derivative liability to market risk benefits, net of the host adjustment(s)
Policyholder Account Balance [Roll Forward]
Policyholder Contract Deposit						(5,894)
Group Retirement
Policyholder Account Balance [Roll Forward]
Policyholder contract deposits account balance, beginning of year	43,395	43,902	43,902	43,406
Issuances	1,320	1,152	4,927	5,124
Deposits received	6	8	19	22
Policy charges	(110)	(127)	(462)	(523)
Surrenders and withdrawals	(2,016)	(1,396)	(5,712)	(5,795)
Benefit payments	(557)	(544)	(2,528)	(2,329)
Net transfers from (to) separate account	592	616	2,149	2,750
Interest credited	270	277	1,100	1,249
Other	3	(1)	0	(2)
Policyholder contract deposits account balance, end of period	42,903	43,887	43,395	43,902
Other reconciling items	(279)	(330)	(319)	(259)
Policyholder Contract Deposit	$ 42,624	$ 43,557	$ 43,076	$ 43,643		43,228
Weighted average crediting rate	2.78%	2.71%	2.77%	2.79%
Cash surrender value	$ 41,361	$ 43,193	$ 41,831	$ 43,359
Group Retirement | As Previously Reported
Policyholder Account Balance [Roll Forward]
Policyholder Contract Deposit						43,805
Group Retirement | Adjustment for the reclassification of the embedded derivative liability to market risk benefits, net of the host adjustment(s)
Policyholder Account Balance [Roll Forward]
Policyholder Contract Deposit						(577)
Life Insurance
Policyholder Account Balance [Roll Forward]
Policyholder contract deposits account balance, beginning of year	10,224	10,183	10,183	10,012
Issuances	49	73	190	225
Deposits received	365	369	1,484	1,477
Policy charges	(384)	(389)	(1,570)	(1,567)
Surrenders and withdrawals	(56)	(45)	(211)	(212)
Benefit payments	(49)	(69)	(216)	(245)
Net transfers from (to) separate account	(1)	0	(5)	(2)
Interest credited	88	101	377	447
Other	(16)	(31)	(8)	48
Policyholder contract deposits account balance, end of period	10,220	10,192	10,224	10,183
Other reconciling items	116	24	34	117
Policyholder Contract Deposit	$ 10,336	$ 10,216	$ 10,258	$ 10,300		10,286
Weighted average crediting rate	4.24%	4.23%	4.29%	4.28%
Cash surrender value	$ 8,874	$ 8,830	$ 8,866	$ 8,826
Life Insurance | As Previously Reported
Policyholder Account Balance [Roll Forward]
Policyholder Contract Deposit						10,286
Life Insurance | Adjustment for the reclassification of the embedded derivative liability to market risk benefits, net of the host adjustment(s)
Policyholder Account Balance [Roll Forward]
Policyholder Contract Deposit						0
Institutional Markets
Policyholder Account Balance [Roll Forward]
Policyholder contract deposits account balance, beginning of year	11,734	10,804	10,804	11,351
Issuances	586	82	1,468	1,230
Deposits received	9	13	26	42
Policy charges	(17)	(17)	(69)	(65)
Surrenders and withdrawals	(403)	(22)	(134)	(91)
Benefit payments	(167)	(72)	(775)	(1,948)
Net transfers from (to) separate account	443	3	144	61
Interest credited	105	61	301	263
Other	4	(7)	(31)	(39)
Policyholder contract deposits account balance, end of period	12,294	10,845	11,734	10,804
Other reconciling items	74	94	(16)	165
Policyholder Contract Deposit	$ 12,368	$ 10,939	$ 11,718	$ 10,969		11,559
Weighted average crediting rate	3.55%	2.30%	2.71%	2.41%
Cash surrender value	$ 2,545	$ 2,529	$ 2,537	$ 2,520
Institutional Markets | As Previously Reported
Policyholder Account Balance [Roll Forward]
Policyholder Contract Deposit						11,559
Institutional Markets | Adjustment for the reclassification of the embedded derivative liability to market risk benefits, net of the host adjustment(s)
Policyholder Account Balance [Roll Forward]
Policyholder Contract Deposit						0
Corporate & Other
Policyholder Account Balance [Roll Forward]
Policyholder contract deposits account balance, beginning of year	3,587	3,823	3,823	4,143
Issuances	3	3	15	18
Deposits received	8	9	33	35
Policy charges	(16)	(17)	(65)	(69)
Surrenders and withdrawals	(20)	(14)	(64)	(76)
Benefit payments	(88)	(89)	(349)	(374)
Net transfers from (to) separate account	0	(3)	0	0
Interest credited	43	45	178	191
Other	(1)	6	16	(45)
Policyholder contract deposits account balance, end of period	3,516	3,763	3,587	3,823
Other reconciling items	0	0	1	2
Policyholder Contract Deposit	$ 3,516	$ 3,763	$ 3,588	$ 3,825		4,145
Weighted average crediting rate	4.95%	4.88%	4.91%	4.92%
Cash surrender value	$ 1,781	$ 1,861	$ 1,808	$ 1,880
Corporate & Other | As Previously Reported
Policyholder Account Balance [Roll Forward]
Policyholder Contract Deposit						4,145
Corporate & Other | Adjustment for the reclassification of the embedded derivative liability to market risk benefits, net of the host adjustment(s)
Policyholder Account Balance [Roll Forward]
Policyholder Contract Deposit						$ 0